Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Cash flows from operating activities
Profit / (loss) for the year		₨ 46,909		$ 721	₨ 98,545		₨ (181,348)
Adjustments to reconcile profit to net cash provided by operating activities:
Income tax (benefit) / expense recognised in profit or loss		66,426		1,020	38,027		(103,060)
Depreciation and amortisation		74,879		1,150	61,477		83,343
Impairment charge/ (reversal) of property, plant and equipment/ exploration and evaluation assets/ other assets		(44,679)		(686)	1,162		339,549
Provision for loss on assets under construction		2,513		39
Provision for doubtful debts/advances		1,237		19	345		2,368
Unsuccessful exploration costs written off					407		294
Fair value gain on financial assets held for trading		(16,530)		(254)	(32,630)		(31,244)
Share based payment expense		468		7	66
Loss on sale of property, plant and equipment, net		160		2	451		63
Exchange loss/ (gain), net		(171)		(3)	2,371		6,124
Inventory Written off		837		13	120
Interest, dividend income and bargain gain		(14,172)		(218)	(12,982)		(12,754)
Interest expense		59,302		911	59,413		55,915
Foreign currency translation reserve reclassified from equity to profit and loss relating to subsidiaries under liquidation		81,315		1,249
Changes in assets and liabilities:
(Increase) / decrease in trade and other receivables		(30,841)		(474)	18,176		22,910
Decrease/ (Increase) in inventories		(22,219)		(341)	(16,161)		6,476
(Increase) in other current and non-current assets		(4,694)		(72)	(14,181)		(1,645)
Increase in trade and other payable		37,550		577	23,384		40,072
(Decrease) in other current and non-current liabilities		(7,304)		(112)	(8,854)		(2,168)
Proceeds from short-term investments		1,025,920		15,757	1,032,613		1,019,940
Purchases of short-term investments		(828,411)		(12,723)	(935,851)		(1,070,637)
Cash generated from operations		428,495		6,581	315,898		174,198
Interest paid		(57,880)		(889)	(62,048)		(55,372)
Interest received		14,142		217	11,315		13,061
Dividends received		111		2	7		4
Income tax paid		(36,461)		(560)	(53,067)		(24,539)
Net cash from operating activities		348,407		5,351	212,105		107,352
Cash flows from investing activities
Acquisition of subsidiary		(8,585)		(132)
Purchases of property, plant and equipment and intangible assets		(72,493)		(1,113)	(52,517)		(54,642)
Proceeds from sale of property, plant and equipment		370		6	1,012		629
Exploration and evaluation assets		(256)		(4)	(1,234)		(5,831)
Loans repaid by related parties							25
Loans to related parties					0		(656)
Proceeds from short-term deposits		62,322		957	11,231		48,844
Purchases of short-term deposits		(37,740)		(580)	(36,349)		(31,705)
Acquisition of additional interests in subsidiaries					(40)
Net changes in restricted cash and cash equivalents		4,229		65	(2,013)		723
Net cash used in investing activities		(52,153)		(801)	(79,910)		(42,613)
Cash flows from financing activities
(Repayment of) / proceeds from working capital loan, net		(39,453)		(606)	6,123		2,130
Proceeds from acceptances		252,952		3,885	175,698		162,739
Repayment of acceptances		(272,086)		(4,179)	(163,134)		(160,982)
Proceeds from other short-term borrowings		42,384		651	720,647		415,541
Repayment of other short-term borrowings		(183,586)		(2,819)	(582,196)		(468,658)
Proceeds from long-term borrowings		82,708		1,270	88,466		115,657
Repayment of long-term borrowings		(74,734)		(1,148)	(71,743)		(39,595)
Loan from related parties					2,846		3,856
Loan repaid to related parties					(128,094)		(51,182)
Payment of dividends to equity holders of the parent		(144,344)		(2,217)	(5,189)		(17,358)
Payment of dividends to non-controlling interests, including dividend distribution tax		(19,307)		(296)	(91,537)		(14,862)
Purchase of Treasury Shares for stock options		(2,022)		(31)	(1,034)
Proceeds from erstwhile Cairn Stock Options					24
Exercise of Stock options		344		5
Net cash used in financing activities		(357,144)		(5,485)	(49,123)		(52,714)
Effect of exchange rate changes on cash and cash equivalents		844		13	(299)		224
Net (decrease) / increase in cash and cash equivalents		(60,046)		(922)	82,773		12,249
Cash and cash equivalents at the beginning of the year		103,643	[1]	1,592	20,870	[1]	8,621
Cash and cash equivalents at the end of the year	[1]	43,597		670	103,643		20,870
Supplementary disclosure of non-cash investing activities:
Payables for purchase of property, plant and equipment including exploration and evaluation assets		₨ 34,508		$ 530	₨ 40,535		₨ 66,711

[1]	For composition refer Note 15 and Note 16